Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Use of Estimates

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASUs”) of the Financial Accounting Standards Board (“FASB”).

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in these financial statements include, but are not limited to, the accrual for research and development expenses, the valuation of stock-based awards and prior to the IPO, the valuation of common stock, and derivative liabilities. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates.

Unaudited Interim Financial Information

The accompanying balance sheet as of September 30, 2019, the statements of operations, comprehensive loss, and cash flows for the three and nine months ended September 30, 2019 and 2018, and the statements of redeemable convertible preferred stock and stockholders’ equity (deficit) for the three and nine months ended September 30, 2019 and 2018 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the audited annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of September 30, 2019 and the results of its operations and its cash flows for the three and nine months ended September 30, 2019 and 2018. Certain information and footnote disclosures typically included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. Accordingly, these unaudited interim financial statements should be read in conjunction with the Company’s financial statements as of and for the year ended December 31, 2018, which are included in the Company’s prospectus related to the Company’s IPO, filed June 28, 2019 (File No. 333-231863) with the SEC, pursuant to Rule 424(b) under the Securities Act of 1933, as amended. The results for the three and nine months ended September 30, 2019, are not necessarily indicative of results to be expected for the year ending December 31, 2019, any other interim periods, or any future year or period.

Cash and Cash Equivalents

The Company considers all short-term, highly liquid investments with original maturities of 90 days or less at acquisition date to be cash equivalents.

Short-term Investments

The Company’s short-term investments are classified as available-for-sale and are carried at fair value with the unrealized gains and losses reported as a component of accumulated other comprehensive income (loss) in stockholders’ equity. Realized gains and losses and declines in value judged to be other than temporary are included as a component of other income (expense), net based on the specific identification method.

Concentration of Manufacturing Risk

The Company is dependent on third-party manufacturers to supply products for research and development activities in its programs. In particular, the Company relies and expects to continue to rely on a small number of manufacturers to supply it with its requirements for the active pharmaceutical ingredients and formulated drugs related to these programs. These programs could be adversely affected by a significant interruption in the supply of active pharmaceutical ingredients and formulated drugs.

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in stockholders’ equity (deficit) as a reduction of additional paid-in capital generated as a result of the offering. Should an in-process equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the statements of operations. As of September 30, 2019 and December 31, 2018, there were no deferred offering costs outstanding. All deferred offering costs accumulated during 2019 and associated with the Company’s IPO were recorded as a reduction of additional paid-in capital upon the close of the Company’s IPO on July 2, 2019.

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash equivalents, short-term investments, prepaid expenses, interest receivable, accounts payable, accrued expenses, convertible notes and derivatives embedded within the convertible notes. The carrying amount of prepaid expenses, interest receivable, accounts payable and accrued expenses are considered a reasonable estimate of their fair value, due to the short-term maturity of these instruments. The Company’s cash equivalents, short-term investments, convertible notes, and derivative liabilities are carried at fair value, determined according to the fair value hierarchy described below (see Note 10).

The Company follows the guidance in FASB ASC 820, Fair Value Measurements and Disclosures, which defines fair value and establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2:	Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3:	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company’s own assumptions reflect those that market participants would use in pricing the asset or liability at the measurement date. The Company uses prices and inputs that are current as of the measurement date, including during periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or Level 2 to Level 3.

Convertible Notes and Derivative Liabilities

In connection with the issuance of the Wellcome Trust Convertible Notes and the Convertible Notes (see Note 4), the Company had identified embedded derivatives, which were recorded as liabilities on the Company’s balance sheets and were remeasured to fair value at each reporting date until the derivative was settled. Changes in the fair value of the derivative liabilities are recognized as change in fair value of derivative in the statements of operations. The fair value of the derivative liabilities were determined at each period end using a with and without method, which assesses the likelihood and timing of events that would result in either a conversion or change-of-control feature being triggered, as well as changes in the market conditions.

Upon issuance of the notes, each note was recorded at cost, net of the derivative liability. The discount on each note was amortized as interest expense to the date such note was expected to convert using the effective interest rate method and is reflected in the statements of operations as accretion of debt discount.

The Company classified its derivative liabilities in the balance sheet as current or non-current based on its expectation of when the derivative will be settled, consistent with the assumptions used when determining the fair value of the derivative liabilities.

Redeemable Convertible Preferred Stock

Prior to the IPO, the Company recorded all shares of redeemable convertible preferred stock at their respective fair values on the dates of issuance, net of issuance costs. The redeemable convertible preferred stock was recorded outside of permanent equity because upon the occurrence of certain deemed liquidation events, the majority of the holders could opt to redeem the shares at the liquidation preference and these events, including a merger, acquisition or sale of substantially all of the assets, was considered not solely within the Company’s control. Prior to the IPO, the Company had not adjusted the carrying values of the redeemable convertible preferred stock to its redemption value because it was uncertain whether or when a deemed liquidation event would occur. Upon closing of the IPO, all 12,962,045 shares of the Company’s redeemable convertible preferred stock then outstanding converted into an aggregate of 16,833,790 shares of common stock.

Leases

Leases are classified at their inception as either operating or capital leases based on the economic substance of the agreement. The Company recognizes rent expense for its operating leases, inclusive of rent escalation provisions and rent holidays, on a straight-line basis over the respective lease term. Additionally, the Company recognizes tenant improvement allowances under the operating leases as a deferred lease obligation and amortizes the tenant improvement allowances as a reduction to rent expense on a straight-line basis over the respective lease term. At September 30, 2019 and December 31, 2018, no capital leases were recorded in the balance sheets.

Research and Development Costs

Research and development costs are expensed as incurred. Research and development costs include salaries and bonuses, stock compensation, employee benefits, consulting costs and external contract research and development and manufacturing expenses.

Upfront payments and milestone payments made for the licensing of technology are expensed as research and development in the period in which they are incurred. Advance payments for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses. The prepaid amounts are expensed as the related goods are delivered or the services are performed.

Research Contract Costs and Accruals

The Company accrues for estimated costs of research and development activities conducted by third-party service providers, which include the conduct of preclinical studies and clinical trials, and contract manufacturing activities. The Company records the estimated costs of research and development activities based upon the estimated amount of services provided and includes these costs in accrued liabilities in the balance sheets and within research and development expense in the statements of operations. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the research studies or clinical trials and manufacturing activities, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates may be made in determining the accrued balances at the end of any reporting period. Actual results could differ from the Company’s estimates. The Company’s historical accrual estimates have not been materially different from the actual costs.

Stock-Based Compensation

The Company measures all stock options and other stock-based awards based on the date of the grant and recognizes compensation expense of those awards over the requisite service period, which is generally the vesting period of the respective award. The Company has mainly issued stock options with service-based vesting conditions and records the expense for these awards using the straight-line method. The Company has also issued stock options with performance-based vesting conditions and records the expense for these awards at the time that the achievement of the performance becomes highly probable or complete. The Company recognizes adjustments to stock-based compensation expense for forfeitures as they occur. The Company classifies stock-based compensation expense in its statements of operations in the same manner in which the award recipient’s payroll costs are classified or in which the award recipients’ service payments are classified.

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company historically has been a private company and lacked company-specific historical and implied volatility information. Therefore, it estimated its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to do so until such time as it has adequate historical data regarding the volatility of its own publicly traded stock price.

The expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

The fair value for each restricted common stock award is estimated on the date of grant based on the fair value of the Company’s common stock on that same date.

Net Loss Per Share

In July 2019, upon closing of the IPO, all outstanding shares of the Company’s redeemable convertible preferred stock automatically converted to common stock. Prior to this conversion, the Company followed the two-class method when computing net income (loss) per share, as the Company has issued shares that met the definition of participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed.

Basic net income (loss) per share attributable to common stockholders is computed by dividing the net income (loss) attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period. Diluted net income (loss) attributable to common stockholders is computed by adjusting income (loss) attributable to common stockholders to reallocate undistributed earnings based on the potential impact of dilutive securities, including outstanding stock options. Diluted net income (loss) per share attributable to common stockholders is computed by dividing the diluted net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding for the period, including potential dilutive common shares assuming the dilutive effect of outstanding stock options.

Prior to the IPO, the Company’s outstanding redeemable convertible preferred stock contractually entitled the holders of such shares to participate in distributions but contractually did not require the holders of such shares to participate in losses of the Company. Accordingly, in periods in which the Company reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

Comprehensive Income (Loss)

Comprehensive income (loss) includes net loss as well as other changes in stockholders’ equity (deficit) that result from transactions and economic events other than those with stockholders. For the three and nine months ended September 30, 2019, the Company’s only element of other comprehensive income (loss) was unrealized gains and losses on short-term investments.

Recently Adopted Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”), and further updated through ASU 2016-12, which amends the existing accounting standards for revenue recognition. For public business entities, this standard is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. For all other entities, this standard is effective for annual reporting periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. Early adoption is permitted. Effective January 1, 2017, the Company adopted ASC 606, using the full retrospective method. The adoption did not have an impact on the Company’s financial statements as the Company has historically not had contracts with customers or recorded revenue to date.

In June 2018, the FASB issued Accounting Standards Update 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”), which expands the scope of Topic 718 to include all share-based payment transactions for acquiring goods and services from nonemployees. ASU 2018-07 specifies that Topic 718 applies to all share-based payment transactions in which the grantor acquires goods and services to be used or consumed in its own operations by issuing share-based payment awards. ASU 2018-07 also clarifies that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under ASC 606. The transition method provided by ASU 2018-07 is a modified retrospective basis which recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Effective January 1, 2017, the Company adopted ASU 2018-07, using the modified retrospective method. Management deems that non-employees who provide services to the Company have similar traits as employees with regard to their continued involvement in the Company, and therefore concluded that the adoption of ASU 2018-07 more fairly represented the results of the Company’s operations. The cumulative effect of the change on the accumulated deficit for awards granted to non-employees as of January 1, 2017 was less than $0.1 million.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. This guidance addresses specific cash flow issues with the objective of reducing the diversity in practice for the treatment of these issues. The areas identified include: debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies; distributions received from equity method investees; beneficial interests in securitization transactions; and application of the predominance principle with respect to separately identifiable cash flows. The Company adopted this new guidance beginning January 1, 2017, on a retrospective basis, which did not result in a material impact on its financial statements and related disclosures.

In November 2016, the FASB issued ASU 2016-18, Restricted Cash. The new standard requires restricted cash and restricted cash equivalents be included with cash and cash equivalents when reconciling the total beginning and ending amounts for the periods shown on the statement of cash flows. The Company has early adopted this new standard effective on January 1, 2018. The impact of the adoption was to reduce operating activities by the movement in restricted cash for each annual period presented, and to include cash, cash equivalents and restricted cash in a newly titled “Cash, cash equivalents, and restricted cash at beginning of year” and “Cash, cash equivalents, and restricted cash at the end of year” in the statements of cash flows.

In May 2017, the FASB issued ASU No. 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting (“ASU 2017-09”). This new guidance amends the scope of modification accounting for share-based payment awards. ASU 2017-09 provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting under ASC 718. Effective January 1, 2017, the Company adopted ASU No. 2017-09, using the full retrospective method and will be applied prospectively to an award modified on or after the adoption date. The cumulative effect of the changes as of January 1, 2017 for the adoption of ASU 2017-09 was immaterial. Hence, the Company did not recognize the cumulative effect adjustment in its financial statements.

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (“ASU 2016-02”). ASU 2016-02 will require lessees to recognize most leases on their balance sheet as a right-of-use asset and a lease liability. Leases will be classified as either operating or finance, and classification will be based on criteria similar to current lease accounting, but without explicit bright lines. For public entities, the guidance is effective for annual reporting periods beginning after December 15, 2018 and for interim periods within those fiscal years. For non-public entities, the guidance is effective for annual reporting periods beginning after December 15, 2019. Early adoption is permitted for all entities. The Company is currently evaluating the impact that the adoption of ASU 2016-02 will have on its financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820) (“ASU 2018-13”). ASU 2018-13 modifies fair value disclosure requirements, specifically around level transfers and valuation of Level 3 assets and liabilities. ASU 2018-13 is effective for financial statements issued for annual and interim periods beginning after December 15, 2019 for all entities. Early adoption of all or part of ASU No. 2018-13 is permitted. The Company does not expect that the adoption of this new standard will have a material impact on its disclosures.

Note 2. Summary of Significant Accounting Policies

Basis of Presentation and Use of Estimates

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASUs”) of the Financial Accounting Standards Board (“FASB”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting periods. Significant estimates and assumptions reflected in these financial statements include, but are not limited to, the accrual of research and development expenses, and the valuation of common stock, stock-based awards and liabilities associated with financial instruments and derivatives. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Actual results could differ from the Company’s estimates.

Segments

The Company operates and manages its business as one reportable and operating segment, which is the business of research and development of therapies utilizing muscarinic cholinergic receptors to treat psychosis and cognitive impairment in numerous central nervous system disorders. The Company’s chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for purposes of allocating resources and evaluating financial performance. All of the Company’s tangible assets are held in the United States.

Cash and Cash Equivalents

The Company considers all short-term, highly liquid investments with original maturities of 90 days or less at acquisition date to be cash equivalents.

Short-term Investments

The Company’s short-term investments are classified as available-for-sale and are carried at fair value with the unrealized gains and losses reported as a component of accumulated other comprehensive income (loss) in stockholders’ equity. There were no meaningful unrealized gains or losses recognized in 2018 on the short-term investments. Realized gains and losses and declines in value judged to be other than temporary are included as a component of other income (expense), net based on the specific identification method.

Concentration of Credit Risk

Cash, cash equivalents and short-term investments are the primary source of potential exposure for the Company to concentrations of credit risk. Periodically, the Company maintains deposits in financial institutions in excess of government insured limits. The Company deposits its cash in financial institutions that it believes have high quality and has not experienced any losses on such accounts and does not believe it is exposed to any significant credit risk on cash. The Company does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Concentration of Manufacturing Risk

The Company is dependent on third-party manufacturers to supply products for research and development activities in its programs. In particular, the Company relies and expects to continue to rely on a small number of manufacturers to supply it with its requirements for the active pharmaceutical ingredients and formulated drugs related to these programs. These programs could be adversely affected by a significant interruption in the supply of active pharmaceutical ingredients and formulated drugs.

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in stockholders’ equity (deficit) as a reduction of additional paid-in capital generated as a result of the offering. Should the in-process equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the statements of operations. As of December 31, 2017 and 2018, the Company had not recorded any deferred offering costs.

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash equivalents, short-term investments, accounts payable, accrued expenses, convertible notes and derivatives embedded within the convertible notes. The carrying amount of accounts payable and accrued expenses are considered a reasonable estimate of their fair value, due to the short-term maturity of these instruments. The Company’s cash equivalents, short-term investments and derivative liabilities are carried at fair value, determined according to the fair value hierarchy described below (see Note 10).

The Company follows the guidance in FASB ASC 820, Fair Value Measurements and Disclosures, which defines fair value and establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2:	Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3:	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company’s own assumptions reflect those that market participants would use in pricing the asset or liability at the measurement date. The Company uses prices and inputs that are current as of the measurement date, including during periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or Level 2 to Level 3.

Convertible Notes and Derivative Liabilities

In connection with the issuance of the Wellcome Trust Convertible Notes and the Convertible Notes (see Note 5), the Company has identified embedded derivatives, which are recorded as liabilities on the Company’s balance sheets and are remeasured to fair value at each reporting date until the derivative is settled. Changes in the fair value of the derivative liabilities are recognized as change in fair value of derivative in the statements of operations. The fair value of the derivative liabilities are determined at each period end using a with and without method, which assesses the likelihood and timing of events that would result in either a conversion or change-of-control feature being triggered, as well as changes in the market conditions.

Upon issuance of the notes, each note was recorded at cost, net of the derivative liability. The discount on each note is amortized as interest expense to the date such note is expected to convert using the effective interest rate method and is reflected in the statements of operations as accretion of debt discount.

The Company classifies its derivative liabilities in the balance sheet as current or non-current based on its expectation of when the derivative will be settled, consistent with the assumptions used when determining the fair value of the derivative liabilities.

Redeemable Convertible Preferred Stock

The Company records all shares of redeemable convertible preferred stock at their respective fair values on the dates of issuance, net of issuance costs. The redeemable convertible preferred stock is recorded outside of permanent equity because upon the occurrence of certain deemed liquidation events, the majority of the holders can opt to redeem the shares at the liquidation preference and these events, including a merger, acquisition or sale of substantially all of the assets, are considered not solely within the Company’s control. The Company has not adjusted the carrying values of the redeemable convertible preferred stock to its redemption value because it is uncertain whether or when a deemed liquidation event would occur. If a deemed liquidation event becomes probable, the carrying value will be adjusted to the redemption value at that time.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses. Cost includes expenditure that is directly attributable to the acquisition of the asset. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets:

Estimated Useful Life
Laboratory equipment	5 years
Computer equipment	3-5 years
Leasehold improvements	Shorter of life of lease or estimated useful life

Depreciation methods, useful lives and residual values are reviewed at least annually and adjusted, if appropriate.

Impairment of Long-lived Assets

Long-lived assets consist of property and equipment. Long-lived assets to be held and used are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends and significant changes or planned changes in the use of the assets. If an impairment review is performed to evaluate a long-lived asset for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset to its carrying value. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of an asset are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset over its fair value, determined based on discounted cash flows. To date, the Company has not recorded any impairment losses on long-lived assets.

Leases

Leases are classified at their inception as either operating or capital leases based on the economic substance of the agreement. The Company recognizes rent expense for its operating leases, inclusive of rent escalation provisions and rent holidays, on a straight-line basis over the respective lease term. Additionally, the Company recognizes tenant improvement allowances under the operating leases as a deferred lease obligation and amortizes the tenant improvement allowances as a reduction to rent expense on a straight-line basis over the respective lease term. At December 31, 2017 and 2018, no capital leases were recorded in the balance sheets.

Research and Development Costs

Research and development costs are expensed as incurred. Research and development costs include salaries and bonuses, stock compensation, employee benefits, consulting costs and external contract research and development and manufacturing expenses.

Upfront payments and milestone payments made for the licensing of technology are expensed as research and development in the period in which they are incurred. Advance payments for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses. The prepaid amounts are expensed as the related goods are delivered or the services are performed.

Research Contract Costs and Accruals

The Company accrues for estimated costs of research and development activities conducted by third-party service providers, which include the conduct of preclinical studies and clinical trials, and contract manufacturing activities. The Company records the estimated costs of research and development activities based upon the estimated amount of services provided and includes these costs in accrued liabilities in the balance sheets and within research and development expense in the statements of operations. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the research studies or clinical trials and manufacturing activities, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates may be made in determining the accrued balances at the end of any reporting period. Actual results could differ from the Company’s estimates. The Company’s historical accrual estimates have not been materially different from the actual costs.

Patent Costs

All patent-related costs incurred in connection with filing and prosecuting patent applications are expensed as incurred due to the uncertainty about the recovery of the expenditure. Amounts incurred are classified as general and administrative expenses.

Stock-Based Compensation

The Company measures all stock options and other stock-based awards based on the fair value on the date of the grant using the Black-Scholes option-pricing model and recognizes compensation expense of those awards over the requisite service period, which is generally the vesting period of the respective award. The Company has mainly issued stock options with service-based vesting conditions and records the expense for these awards using the straight-line method. The Company has also issued stock options with performance-based vesting conditions and records the expense for these awards at the time that the achievement of the performance becomes highly probable or complete.

The Company classifies stock-based compensation expense in its statements of operations in the same manner in which the award recipient’s payroll costs are classified or in which the award recipients’ service payments are classified.

The Company recognizes adjustments to stock-based compensation expense for forfeitures as they occur. The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company historically has been a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price.

The expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

Determination of Fair Value of Common Stock on Grant Dates

As there has been no public market for the Company’s equity instruments to date, the estimated fair value of the Company’s common stock has been determined by the board of directors as of the grant date, with input from management, considering the Company’s most recently available third-party valuations of common stock and the board of directors’ assessment of additional objective and subjective factors that it believed were relevant and which may have changed from the date of the most recent valuation through the date of the grant. These third-party valuations were performed in accordance with the guidance outlined in the American Institute of Certified Public Accountants’ Accounting and Valuation Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. The Company’s common stock valuations were prepared using either a Discounted Cash Flow Analysis (“DCF”), an option-pricing method (“OPM”), or a probability-weighted expected return method (“PWERM”), which use a combination of market approaches and an income approach to estimate the Company’s enterprise value. The DCF is based on management’s projection of future revenues and costs. The future cash flows are adjusted for the cost of capital and clinical risk of the program to arrive at a risk-adjusted present-day value of the future cash flows and fair value of equity. The OPM treats common securities and preferred securities as call options on the total equity value of the Company, with exercise prices based on the value thresholds at which the allocation among the various holders of a company’s securities changes. Under this method, the common and preferred stock have value only if the funds available for distribution to members are expected to exceed the value of the preferred security liquidation preference at the time of the liquidity event, such as a strategic sale or a merger. The PWERM is a scenario-based methodology that estimates the fair value of common and preferred stock based upon an analysis of future values for the company, assuming various outcomes. The common and preferred stock values are based on the probability-weighted present value of expected future investment returns considering each of the possible outcomes available as well as the rights of each class of common and preferred securities.

Income Taxes

The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company assesses all material positions taken in any income tax return, including all significant uncertain positions, in all tax years that are still subject to assessment or challenge by the relevant taxing authorities. Assessing an uncertain tax position begins with the initial determination of the positions sustainability and is measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. At each balance sheet date, unresolved uncertain tax positions must be reassessed, and the Company will determine whether (i) the factors underlying the sustainability assertion have changed and (ii) the amount of the recognized benefit is still appropriate. The recognition and measurement of tax benefits requires significant judgment. Judgments concerning the recognition and measurement of a tax benefit might change as new information becomes available.

Net Loss Per Share

The Company follows the two-class method when computing net income (loss) per share, as the Company has issued shares that meet the definition of participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed.

Basic net income (loss) per share attributable to common stockholders is computed by dividing the net income (loss) attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period. Diluted net income (loss) attributable to common stockholders is computed by adjusting income (loss) attributable to common stockholders to reallocate undistributed earnings based on the potential impact of dilutive securities, including outstanding stock options. Diluted net income (loss) per share attributable to common stockholders is computed by dividing the diluted net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding for the period, including potential dilutive common shares assuming the dilutive effect of outstanding stock options.

The Company’s outstanding redeemable convertible preferred stock contractually entitle the holders of such shares to participate in distributions but contractually does not require the holders of such shares to participate in losses of the Company. Accordingly, in periods in which the Company reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

The Company reported a net loss attributable to common stockholders for the years ended December 31, 2017 and 2018.

Comprehensive Loss

Comprehensive loss includes net loss as well as other changes in stockholders’ equity (deficit) that result from transactions and economic events other than those with stockholders. There was no difference between net loss and comprehensive loss for the years ended December 31, 2017 and 2018.

Recently Adopted Accounting Pronouncements

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”). ASU 2014-15 requires management to evaluate relevant conditions, events, and certain management plans that are known or reasonably knowable that, when considered in the aggregate, raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued, for both annual and interim periods. ASU 2014-15 also requires certain disclosures around management’s plans and evaluation, as well as the plans, if any, that are intended to mitigate those conditions or events that will alleviate the substantial doubt. ASU 2014-15 was effective for fiscal years ending after December 15, 2016. The Company adopted this guidance for the fiscal year ending December 31, 2017.

In May 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”), and further updated through ASU 2016-12, which amends the existing accounting standards for revenue recognition. For public business entities, this standard is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. For all other entities, this standard is effective for annual reporting periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. Early adoption is permitted. Effective January 1, 2017, the Company adopted ASC 606, using the full retrospective method. The adoption did not have an impact on the Company’s financial statements as the Company has historically not had contracts with customers or recorded revenue to date.

In June 2018, the FASB issued Accounting Standards Update 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”), which expands the scope of Topic 718 to include all share-based payment transactions for acquiring goods and services from nonemployees. ASU 2018-07 specifies that Topic 718 applies to all share-based payment transactions in which the grantor acquires goods and services to be used or consumed in its own operations by issuing share-based payment awards. ASU 2018-07 also clarifies that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under ASC 606. The transition method provided by ASU 2018-07 is a modified retrospective basis which recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Effective January 1, 2017, the Company adopted ASU 2018-07, using the modified retrospective method. Management deems that non-employees who provide services to the Company have similar traits as employees with regard to their continued involvement in the Company, and therefore concluded that the adoption of ASU 2018-07 more fairly represented the results of the Company’s operations. The cumulative effect of the change on retained earnings for awards granted to non-employees as of January 1, 2017 was less than $0.1 million.

In March 2016, FASB issued ASU 2016-09, Stock Compensation—Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”). On January 1, 2017, the Company adopted the amendments to ASC 718, which simplify accounting for share-based payment transactions. Prior to this amendment, excess tax benefits resulting from the difference between the deduction for tax purposes and the compensation costs recognized for financial reporting were not recognized until the deduction reduced taxes payable. Under the new method, the Company recognizes excess tax benefits in the current accounting period. In addition, prior to January 1, 2017, the employee share-based compensation expense was recorded net of estimated forfeiture rates and subsequently adjusted at the vesting date, as appropriate. As part of the amendment, the Company has stopped estimating forfeitures and elected to recognize the actual forfeitures by reducing the employee share-based compensation expense in the same period as the forfeitures occur. The Company has adopted these changes in accounting method using the modified retrospective method under which the Company should recognize the cumulative effect adjustment to the opening accumulated deficit as of January 1, 2017. The cumulative effect of the changes as of January 1, 2017 for the adoption of ASU 2016-09 was immaterial. Hence, the Company did not recognize the cumulative effect adjustment in its financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. This guidance addresses specific cash flow issues with the objective of reducing the diversity in practice for the treatment of these issues. The areas identified include: debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies; distributions received from equity method investees; beneficial interests in securitization transactions; and application of the predominance principle with respect to separately identifiable cash flows. The Company adopted this new guidance beginning January 1, 2017, on a retrospective basis, which did not result in a material impact on its financial statements and related disclosures.

In November 2016, the FASB issued ASU 2016-18, Restricted Cash. The new standard requires restricted cash and restricted cash equivalents be included with cash and cash equivalents when reconciling the total beginning and ending amounts for the periods shown on the statement of cash flows. The Company has early adopted this new standard effective on January 1, 2018. The impact of the adoption was to reduce operating activities by the movement in restricted cash for each annual period presented, and to include cash, cash equivalents and restricted cash in a newly titled “Cash, cash equivalents, and restricted cash at beginning of year” and “Cash, cash equivalents, and restricted cash at the end of year” in the statements of cash flows.

In May 2017, the FASB issued ASU No. 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting (“ASU 2017-09”). This new guidance amends the scope of modification accounting for share-based payment awards. ASU 2017-09 provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting under ASC 718. Effective January 1, 2017, the Company adopted ASU No. 2017-09, using the full retrospective method and will be applied prospectively to an award modified on or after the adoption date. The cumulative effect of the changes as of January 1, 2017 for the adoption of ASU 2017-09 was immaterial. Hence, the Company did not recognize the cumulative effect adjustment in its financial statements.

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (“ASU 2016-02”). ASU 2016-02 will require lessees to recognize most leases on their balance sheet as a right-of-use asset and a lease liability. Leases will be classified as either operating or finance, and classification will be based on criteria similar to current lease accounting, but without explicit bright lines. For public entities, the guidance is effective for annual reporting periods beginning after December 15, 2018 and for interim periods within those fiscal years. For non-public entities, the guidance is effective for annual reporting periods beginning after December 15, 2019. Early adoption is permitted for all entities. The Company is currently evaluating the impact that the adoption of ASU 2016-02 will have on its financial statements.